UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (96.8%)(a)
		Shares	Value

Airlines (2.1%)

Aeroflot - Russian Airlines OJSC (Russia)(NON)		118,355	$192,310

Copa Holdings SA Class A (Panama)		1,391	182,666

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)(NON)		77,263	357,273

			732,249
Auto components (1.8%)

Delphi Automotive PLC (United Kingdom)		4,526	220,914

Hyundai Mobis Co., Ltd. (South Korea)		1,635	410,009

			630,923
Automobiles (3.1%)

Kia Motors Corp. (South Korea)		7,320	380,598

Maruti Suzuki India, Ltd. (India)		6,316	179,520

Tata Motors, Ltd. (India)		95,496	525,523

			1,085,641
Beverages (2.0%)

Companhia de Bebidas das Americas (AmBev) ADR (Preference) (Brazil)		8,352	317,961

Fomento Economico Mexicano SAB de CV ADR (Mexico)		1,848	200,674

SABMiller PLC (United Kingdom)		3,227	163,879

			682,514
Building products (1.5%)

China Liansu Group Holdings, Ltd. (China)		440,000	250,553

Sung Kwang Bend Co., Ltd. (South Korea)		10,621	260,462

			511,015
Commercial banks (16.1%)

Bangkok Bank PCL NVDR (Thailand)		48,900	331,235

Bank Mandiri (Persero) Tbk PT (Indonesia)		427,000	423,701

China Construction Bank Corp. (China)		783,000	632,900

CIMB Group Holdings Berhad (Malaysia)		130,000	349,522

Credicorp, Ltd. (Peru)		2,193	301,801

Erste Group Bank AG (Czech Republic)		6,751	214,203

Grupo Financiero Banorte SAB de CV (Mexico)		68,911	440,541

ICICI Bank, Ltd. (India)		11,224	229,380

Industrial and Commercial Bank of China, Ltd. (China)		858,000	600,162

Itau Unibanco Holding SA ADR (Preference) (Brazil)		40,432	608,102

Jammu & Kashmir Bank, Ltd. (India)		12,148	263,518

Sberbank of Russia ADR (Russia)		53,707	647,360

Siam Commercial Bank PCL (Thailand)		35,900	205,736

Turkiye Halk Bankasi AS (Turkey)		30,271	321,953

			5,570,114
Commercial services and supplies (0.5%)

China Everbright International, Ltd. (China)		228,000	183,623

			183,623
Computers and peripherals (1.8%)

Asustek Computer, Inc. (Taiwan)		28,000	307,206

Casetek Holdings, Ltd. (Taiwan)(NON)		58,000	317,100

			624,306
Construction and engineering (5.3%)

China Railway Group, Ltd. (China)		626,000	321,668

China Singyes Solar Technologies Holdings, Ltd. (China)		339,000	370,632

CTCI Corp. (Taiwan)		70,000	143,575

Daelim Industrial Co., Ltd. (South Korea)		3,909	327,773

Gamuda Bhd (Malaysia)		148,000	226,925

Hyundai Development Co. (South Korea)		6,810	161,464

Jaypee Infratech, Ltd. (India)(NON)		156,121	91,063

Surya Semesta Internusa Tbk PT (Indonesia)		1,077,000	181,551

			1,824,651
Construction materials (1.4%)

China National Building Material Co., Ltd. (China)		126,000	134,282

China Shanshui Cement Group, Ltd. (China)		410,000	212,656

PT Indocement Tunggal Prakarsa Tbk (Indonesia)		51,500	124,558

			471,496
Consumer finance (0.8%)

Samsung Card Co., Ltd. (South Korea)		8,010	264,967

			264,967
Diversified financial services (1.5%)

BM&F Bovespa SA (Brazil)		37,369	242,345

Haci Omer Sabanci Holding AS (Turkey)		41,420	263,893

			506,238
Diversified telecommunication services (1.6%)

Telefonica Brasil SA ADR (Brazil)		7,652	189,081

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)		328,000	368,091

			557,172
Electric utilities (1.5%)

Power Grid Corp. of India, Ltd. (India)		126,502	253,745

Tenaga Nasional Bhd (Malaysia)		103,500	275,800

			529,545
Electronic equipment, instruments, and components (2.3%)

Hon Hai Precision Industry Co., Ltd. (Taiwan)		198,679	505,434

TPK Holding Co., Ltd. (Taiwan)		7,000	138,117

Tripod Technology Corp. (Taiwan)		73,900	169,241

			812,792
Energy equipment and services (0.8%)

Ezion Holdings, Ltd. (Singapore)		152,000	273,124

			273,124
Food and staples retail (3.4%)

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)		2,396	117,787

CP ALL PCL (Thailand)		242,700	344,710

Magnit OJSC (Russia)		1,385	310,352

Shoprite Holdings, Ltd. (South Africa)		23,508	411,204

			1,184,053
Food products (1.0%)

First Resources, Ltd. (Singapore)		100,000	150,189

Sao Martinho SA (Brazil)		15,173	194,320

			344,509
Health-care equipment and supplies (0.9%)

Hartalega Holdings Bhd (Malaysia)		84,600	150,097

Top Glove Corp. Bhd (Malaysia)		76,500	157,314

			307,411
Health-care providers and services (1.1%)

Diagnosticos da America SA (Brazil)		28,900	150,720

Sinopharm Group Co. (China)		80,400	215,501

			366,221
Hotels, restaurants, and leisure (3.7%)

Grand Korea Leisure Co., Ltd. (South Korea)		5,290	171,755

Hana Tour Service, Inc. (South Korea)		3,988	252,996

Home Inns & Hotels Management, Inc. ADR (China)(NON)		7,134	206,815

Hotel Shilla Co., Ltd. (South Korea)		4,838	265,595

Kangwon Land, Inc. (South Korea)		12,280	377,106

			1,274,267
Household durables (2.2%)

Coway Co., Ltd. (South Korea)		9,855	481,955

Direcional Engenharia SA (Brazil)		36,952	272,594

			754,549
Industrial conglomerates (0.5%)

Alfa SAB de CV (Mexico)		81,133	192,066

			192,066
Insurance (1.6%)

China Pacific Insurance (Group) Co., Ltd. (China)		48,200	161,423

Ping An Insurance (Group) Co. of China, Ltd. (China)		34,500	252,880

Porto Seguro SA (Brazil)		10,979	136,251

			550,554
Internet software and services (1.6%)

Tencent Holdings, Ltd. (China)		4,700	185,618

Yandex NV Class A (Russia)(NON)		13,350	362,586

			548,204
IT Services (0.8%)

HCL Technologies, Ltd. (India)		20,491	269,521

			269,521
Machinery (0.5%)

China Automation Group, Ltd. (China)		647,000	159,975

			159,975
Media (2.5%)

CJ CGV Co., Ltd. (South Korea)		4,141	198,728

Grupo Televisa, S.A.B ADR (Mexico)		11,142	290,583

Naspers, Ltd. Class N (South Africa)		5,210	382,810

			872,121
Metals and mining (1.0%)

MMG, Ltd. (Australia)(NON)		624,000	170,303

Vale SA ADR (Preference) (Brazil)		8,463	114,081

Vale SA ADR (Brazil)		4,239	61,042

			345,426
Multiline retail (0.6%)

Matahari Department Store Tbk PT (Indonesia)(NON)		144,000	191,116

			191,116
Oil, gas, and consumable fuels (8.5%)

Cairn India, Ltd. (India)		52,178	262,280

CNOOC, Ltd. (China)		368,000	647,069

Dragon Oil PLC (Turkmenistan)		25,268	239,223

Lukoil OAO ADR (Russia)		9,788	576,684

Pacific Rubiales Energy Corp. (Colombia)		15,555	328,579

Petroleo Brasileiro SA ADR (Preference) (Brazil)		25,106	467,976

Petroleo Brasileiro SA ADR (Brazil)		7,458	132,529

Surgutneftegas OAO (Preference) (Russia)(NON)		450,952	275,315

			2,929,655
Pharmaceuticals (0.8%)

Glenmark Pharmaceuticals, Ltd. (India)(NON)		26,292	274,197

			274,197
Real estate investment trusts (REITs) (0.6%)

Macquarie Mexico Real Estate Management SA de CV (Mexico)		79,526	197,100

			197,100
Real estate management and development (3.6%)

Aliansce Shopping Centers SA (Brazil)		18,045	181,983

BR Malls Participacoes SA (Brazil)		25,973	265,090

BR Properties SA (Brazil)		21,609	208,342

China Overseas Grand Oceans Group, Ltd. (China)		171,000	246,465

China Overseas Land & Investment, Ltd. (China)		74,000	216,968

LSR Group OJSC GDR (Russia)		33,740	122,216

			1,241,064
Road and rail (0.6%)

Localiza Rent a Car SA (Brazil)		14,699	224,417

			224,417
Semiconductors and semiconductor equipment (9.3%)

Samsung Electronics Co., Ltd. (South Korea)		1,550	2,090,291

SK Hynix, Inc. (South Korea)(NON)		19,650	551,855

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)		155,889	567,041

			3,209,187
Software (0.7%)

Changyou.com, Ltd. ADR (China)		7,548	232,101

			232,101
Textiles, apparel, and luxury goods (0.8%)

Compagnie Financiere Richemont SA (Switzerland)		32,520	288,647

			288,647
Trading companies and distributors (1.0%)

Barloworld, Ltd. (South Africa)		18,526	159,658

Mills Estruturas e Servicos de Engenharia SA (Brazil)		11,773	192,057

			351,715
Transportation infrastructure (1.3%)

Bangkok Expressway PCL (Thailand)		188,000	246,837

TAV Havalimanlari Holding AS (Turkey)(NON)		33,323	209,193

			456,030
Water utilities (1.1%)

Beijing Enterprises Water Group, Ltd. (China)		1,048,000	394,865

			394,865
Wireless telecommunication services (3.0%)

America Movil SAB de CV ADR Ser. L (Mexico)		9,070	180,584

KCell JSC ADR (Kazakhstan)(NON)		11,776	189,609

Mobile Telesystems OJSC (Russia)(NON)		42,026	335,223

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)		51,308	316,587

			1,022,003

Total common stocks (cost $31,254,924)			$33,441,344

UNITS (0.8%)(a)
		Units	Value

Grupo BTG Pactual (Brazil)		17,526	$268,970

Total units (cost $290,984)			$268,970

PURCHASED EQUITY OPTIONS OUTSTANDING (0.1%)(a)
	Expiration	Number of
	date/strike price	contracts	Value

MSCI Daily Total Return Net Emerging Markets Index (Put)	Jun-13/$400.43	8,342	$42,618

Total purchased equity options outstanding (cost $51,687)			$42,618

SHORT-TERM INVESTMENTS (1.2%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)		407,359	$407,359

Total short-term investments (cost $407,359)			$407,359

TOTAL INVESTMENTS

Total investments (cost $32,004,954)(b)			$34,160,291

WRITTEN EQUITY OPTIONS OUTSTANDING at 5/31/13 (premiums $32,478) (Unaudited)

	Expiration	Number of
	date/strike price	contracts	Value

MSCI Daily Total Return Net Emerging Markets Index (Call)	Jun-13/$442.57	4,118	$864
MSCI Daily Total Return Net Emerging Markets Index (Put)	Jun-13/358.27	8,342	6,980

Total			$7,844

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $34,548,810.
(b)	The aggregate identified cost on a tax basis is $32,281,545, resulting in gross unrealized appreciation and depreciation of $3,889,361 and $2,010,615, respectively, or net unrealized appreciation of $1,878,746.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$493,369	$6,630,961	$7,124,330	$512	$—
	Putnam Short Term Investment Fund *	—	5,915,721	5,508,362	80	407,359
	Totals	$493,369	$12,546,682	$12,632,692	$592	$407,359
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,822,503 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	South Korea	18.1%
	China	16.5
	Brazil	12.7
	Russia	8.3
	India	6.9
	Taiwan	6.3
	Mexico	4.4
	Turkey	4.3
	Indonesia	3.8
	Malaysia	3.4
	Thailand	3.3
	South Africa	2.8
	United States	1.3
	Singapore	1.2
	United Kingdom	1.1
	Colombia	1.0
	Peru	0.9
	Switzerland	0.8
	Turkmenistan	0.7
	Czech Republic	0.6
	Kazakhstan	0.6
	Panama	0.5
	Australia	0.5

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$990,906	$4,106,358	$—
Consumer staples	1,485,804	725,272	—
Energy	1,204,399	1,998,380	—
Financials	2,787,291	5,542,746	—
Health care	150,720	797,109	—
Industrials	1,230,353	3,405,388	—
Information technology	594,687	5,101,424	—
Materials	175,123	641,799	—
Telecommunication services	704,888	874,287	—
Utilities	—	924,410	—
Total common stocks	9,324,171	24,117,173	—
Purchased equity options outstanding	—	42,618	—
Units	268,970	—	—
Short-term investments	407,359	—	—

Totals by level	$10,000,500	$24,159,791	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written equity options outstanding	$—	$(7,844)	$—

Totals by level	$—	$(7,844)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$42,618	$7,844

Total	$42,618	$7,844

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)				3,000
Written equity option contracts (number of contracts)				4,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013